Leases - Consolidated Statement of Income (Details) $ in Thousands	12 Months Ended
Dec. 31, 2019 USD ($)
Disclosure of quantitative information about right-of-use assets [line items]
Depreciation of the year	$ (3,443)
Financial expenses (Leases financial cost)	(477)
Expense relating to short-term leases (included in cost of services and selling, general and administrative expenses)	(439)
Expense relating to leases of low-value assets that are not shown above as short-term leases (included in cost of services and selling, general and administrative expenses)	(204)
Expense relating to variable lease payments not included in lease liabilities (included in cost of services)	$ (2,011)
Percentage Of Increase In Passenger Traffic	10.00%
Land building and improvements
Disclosure of quantitative information about right-of-use assets [line items]
Depreciation of the year	$ (2,957)
Plant and production equipment
Disclosure of quantitative information about right-of-use assets [line items]
Depreciation of the year	(160)
Vehicles furniture and fixtures
Disclosure of quantitative information about right-of-use assets [line items]
Depreciation of the year	$ (326)